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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL	60069
(Address of principal executive offices)	(Zip code)

Peter Ross 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code:  847-295-5000

Date of fiscal year end:  December 31, 2004

Date of reporting period:  January 1, 2004 to December 31, 2004

Item 1. Reports to Stockholders.

(Annual Report is filed herewith)

Hewitt Series Trust

Hewitt Money Market Fund

Hewitt Institutional Money

Market Fund

Annual Report

December 31, 2004

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES

As a shareholder of a Hewitt Series Trust Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (July 1, 2004)	Ending Account Value (December 31, 2004)	Annualized Expense Ratio†	Expenses Paid During Period* (July 1 to December 31, 2004)
Hewitt Money Market Fund
Actual	$1,000.00	$1,003.90	0.95%	$4.78
Hypothetical (5% return before expenses)	1,000.00	1,020.36	0.95	4.82
Hewitt Institutional Money Market Fund
Actual	1,000.00	1,006.40	0.45	2.27
Hypothetical (5% return before expenses)	1,000.00	1,022.88	0.45	2.29

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio.

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days).

HEWITT SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2004

	Hewitt Money Market Fund	Hewitt Institutional Money Market Fund
ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at market value (Note 1)	$93,657,362	$60,893,122
Receivables:
Due from Hewitt Associates LLC (Note 2)	—	5,980
Due from Hewitt Financial Services LLC (Note 2)	1,017	—

Total Assets	93,658,379	60,899,102

LIABILITIES
Payables:
Distribution to shareholders	97,208	121,740
Due to Trustees	1,092	1,085
Due to Hewitt Associates LLC (Note 2)	89,745	—
Accrued shareholder servicing fees	58,219	32,474
Accrued expenses	39,180	52,730

Total Liabilities	285,444	208,029

NET ASSETS	$93,372,935	$60,691,073

Net assets consist of:
Paid-in capital	$93,370,105	$60,691,268
Undistributed (distributions in excess of) net investment income	2,857	(157)
Accumulated net realized loss on investments	(27)	(38)

NET ASSETS	$93,372,935	$60,691,073

Shares outstanding	93,368,401	603,118

Net asset value and offering price per share	$1.00	$100.63

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2004

	Hewitt Money Market Fund	Hewitt Institutional Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$1,337,065	$1,175,494
Expenses (a)	(46,714)	(44,369)

Net investment income allocated from Master Portfolio	1,290,351	1,131,125

FUND EXPENSES (Note 2)
Administration fees	433,985	83,565
Shareholder servicing fees	231,171	167,130
Distribution costs	74,591	—
Fund accounting & transfer agent fees	81,060	84,063
Legal fees	30,000	30,000
Audit fees	14,697	14,697
Printing costs	17,000	17,000
Registration costs	105,000	1,098
Trustee fees	11,028	11,028

Total fund expenses	998,532	408,581

Fees reimbursed by Hewitt Associates LLC (Note 2)	(166,792)	(76,895)

Total Net Expenses	831,740	331,686

NET INVESTMENT INCOME	458,611	799,439

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
Net realized loss	(27)	(38)

Net loss on investments	(27)	(38)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$458,584	$799,401

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amounts of $45,882 and $39,282, respectively.

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Hewitt Money Market Fund		Hewitt Institutional Money Market Fund
	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$458,611	$269,301	$799,439	$813,300
Net realized gain (loss)	(27)	2,609	(38)	2,890

Net increase in net assets resulting from operations	458,584	271,910	799,401	816,190

Distributions to shareholders:
From net investment income	(458,718)	(269,301)	(831,322)	(814,988)

Total distributions to shareholders	(458,718)	(269,301)	(831,322)	(814,988)

Capital share transactions:
Net capital share transactions (Note 3)	3,397,517	12,468,085	(25,524,795)	(27,945,553)

Net increase (decrease) in net assets resulting from capital share transactions	3,397,517	12,468,085	(25,524,795)	(27,945,553)

Increase (decrease) in net assets	3,397,383	12,470,694	(25,556,716)	(27,944,351)
NET ASSETS:
Beginning of year	89,975,552	77,504,858	86,247,789	114,192,140

End of year	$93,372,935	$89,975,552	$60,691,073	$86,247,789

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$2,857	$355	$(157)	$28,836

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

HEWITT MONEY MARKET FUND

	Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Year ended Dec. 31, 2002	Year ended Dec. 31, 2001	Period from Dec. 4, 2000(a) to Dec. 31, 2000
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.00	(b)	0.00	(b)	0.01	0.03	0.00	(b)

Total from investment operations	0.00		0.00		0.01	0.03	0.00

Less distributions from:
Net investment income	(0.00	)(b)	(0.00	)(b)	(0.01)	(0.03)	(0.00	)(b)

Total distributions	(0.00)		(0.00)		(0.01)	(0.03)	(0.00)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00

Total return	0.49%		0.31%		0.98%	3.36%	0.47	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$93,373		$89,976		$77,505	$66,254	$57,865
Ratio of expenses to average net assets(e)	0.95%		0.95%		0.95%	0.95%	0.95	%(d)
Ratio of net investment income to average net assets(e)	0.50%		0.30%		0.98%	3.31%	5.77	%(d)
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(e)	1.18%		1.19%		1.34%	1.36%	1.54	%(d)
Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses(e)	0.27%		0.06%		0.59%	2.90%	5.18	%(d)

(a)	Commencement of operations.

(b)	Rounds to less than $0.01.

(c)	Not annualized.

(d)	Annualized.

(e)	These ratios include the Fund’s share of expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

HEWITT INSTITUTIONAL MONEY MARKET FUND

	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Year ended Dec. 31, 2002	Year ended Dec. 31, 2001	Year ended Dec. 31, 2000
Net asset value, beginning of year	$100.70	$100.69	$100.70	$100.68	$100.52

Income from investment operations:
Net investment income	1.03	0.82	1.49	3.86	5.73
Net realized and unrealized gain (loss) on investments	(0.03)	0.00 (a)	0.00 (a)	0.02	0.13

Total from investment operations	1.00	0.82	1.49	3.88	5.86

Less distributions from:
Net investment income	(1.07)	(0.81)	(1.50)	(3.86)	(5.70)

Total distributions	(1.07)	(0.81)	(1.50)	(3.86)	(5.70)

Net asset value, end of year	$100.63	$100.70	$100.69	$100.70	$100.68

Total return	0.99%	0.82%	1.51%	3.93%	6.12%

Ratios/Supplemental data:
Net assets, end of year (000s)	$60,691	$86,248	$114,192	$109,285	$103,656
Ratio of expenses to average net assets(b)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets(b)	0.96%	0.82%	1.48%	3.82%	6.05%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(b)	0.59%	0.55%	0.59%	0.60%	0.59%
Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses(b)	0.82%	0.72%	1.34%	3.67%	5.91%

(a)	Rounds to less than $0.01.

(b)	These ratios include the Fund’s share of expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

1.	Summary of Significant Accounting Policies

Hewitt Money Market Fund (the “Money Market Fund”) and Hewitt Institutional Money Market Fund, (the “Institutional Money Market Fund”), (each a “Fund”, collectively, the “Funds”) are diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

Under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

Each Fund invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same investment objective as the Funds. The value of each Fund’s investment in the Master Portfolio reflects each Fund’s interest in the net assets of the Master Portfolio (1.69% and 1.10% for the Money Market Fund and the Institutional Money Market Fund, respectively as of December 31, 2004).

The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Security Transactions and Income Recognition

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

The performance of each Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Federal Income Taxes

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that each Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2004.

As of December 31, 2004, the components of Distributable Earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income (Distribution in excess)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Hewitt Money Market Fund	$2,857	$(27)	$2,830
Hewitt Institutional Money Market Fund	(157)	(38)	(195)

The tax character of distributions paid during 2004 and 2003 for the Funds were as follows: ordinary income of $458,718 and $269,301 for the Money Market Fund, respectively, and ordinary income of $831,322 and $814,988 for the Institutional Money Market Fund, respectively.

The Funds had tax basis net capital loss carryforwards at December 31, 2004, the tax year-end of the Funds, as follows:

Fund	Expiring 2012	Total
Hewitt Money Market Fund	$27	$27
Hewitt Institutional Money Market Fund	38	38

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of each Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

2.	Agreements and Other Transactions with Affiliates

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Money Market Fund. As of May 1, 2004, the Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Money Market Fund’s average daily net assets for these services. Prior to May 1, 2004, the Money Market paid Hewitt Associates a monthly fee calculated at an annual rate of 0.30% of the Money Market Fund’s average daily net assets for these services. Hewitt Associates has agreed to waive its fees or absorb expenses of the Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Money Market Fund, on an annual basis, does not exceed 0.95% of the average daily net assets of the Money Market Fund. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the year ended December 31, 2004, Hewitt Associates reimbursed the Money Market Fund $166,792 for expenses related to this agreement.

Hewitt Associates provides administrative services to the Institutional Money Market Fund at an annual rate of 0.10% of average daily net assets, but has agreed to absorb such expenses of the Institutional Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

and extraordinary expenses) of the Institutional Money Market Fund, on an annual basis, does not exceed 0.45% of the average daily net assets of the Institutional Money Market Fund. For the year ended December 31, 2004, Hewitt Associates reimbursed the Institutional Money Market Fund $76,895 for expenses related to this agreement.

Hewitt Financial Services LLC (“Hewitt Services”) serves as the Distributor of the Money Market Fund. Prior to May 1, 2004, the Trust had adopted a plan pursuant to Rule 12b-1 under the Investment Company Act which allowed the Money Market Fund to pay expenses relating to the distribution of the Money Market Fund’s shares. Under the plan, the Money Market Fund paid a fee to Hewitt Services, calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund. From May 1, 2004, the Money Market Fund no longer pays distribution costs.

Hewitt Services also serves as the Shareholder Servicing Agent for the Money Market Fund. As Shareholder Servicing Agent, Hewitt Services is responsible for maintaining records showing the number of shares owned by investors who have purchased shares through Hewitt Services. In addition, Hewitt Services sends all shareholder communications relating to the Money Market Fund to shareholders or arranges for these materials to be sent. For these services, the Money Market Fund pays Hewitt Services a monthly fee calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund.

Hewitt Associates also serves as the Shareholder Servicing Agent for the Institutional Money Market Fund. As Shareholder Servicing Agent, Hewitt Associates is responsible for receiving on behalf of the Transfer Agent orders by employee benefit plans to purchase and redeem shares. Hewitt Associates is also responsible for maintaining records showing the number of Institutional Money Market Shares allocable to individual participant accounts in those plans. In addition, Hewitt Associates sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Institutional Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.20% of average daily net assets of the Institutional Money Market Fund. The Funds also reimburse each Shareholder Servicing Agent for certain out-of-pocket expenses.

3.	Capital Share Transactions

As of December 31, 2004, there was an unlimited number of shares of $0.001 par value capital stock authorized by each Fund. Transactions in capital shares for each Fund is as follows:

Hewitt Money Market Fund

	Year Ended December 31, 2004		Year Ended December 31, 2003
Portfolio	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	74,938,960	$74,938,960	62,370,705	$62,370,705
Shares issued in reinvestments of dividends	376,832	376,832	294,161	294,161
Shares redeemed	(71,918,275)	(71,918,275)	(50,196,781)	(50,196,781)

Net increase	3,397,517	$3,397,517	12,468,085	$12,468,085

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

Hewitt Institutional Money Market Fund

	Year Ended December 31, 2004		Year Ended December 31, 2003
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	1,793,746	$180,689,535	3,934,566	$396,341,230
Shares issued in reinvestments of dividends	7,549	760,192	8,710	877,128
Shares redeemed	(2,054,674)	(206,974,522)	(4,220,837)	(425,163,911)

Net decrease	(253,379)	$(25,524,795)	(277,561)	$(27,945,553)

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Hewitt Series Trust:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hewitt Money Market Fund and Hewitt Institutional Money Market Fund, the funds comprising Hewitt Series Trust (the “Funds”), at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion of these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The financial highlights of the Funds for the periods prior to December 31, 2001 were audited by other auditors, whose report dated February 11, 2002 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

San Francisco, California

February 11, 2005

HEWITT SERIES TRUST

PROXY VOTING (Unaudited)

Because the Funds invest exclusively in non-voting securities, the Funds are not required to describe the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Funds filed new Form N-PX with their complete proxy voting record for the 12 months ended June 30, 2004. The Funds filed are available (i) without charge, upon request, by calling the Funds toll-free at 1-800-890-3200, and (ii) on the SEC’s website at www.sec.gov.

HEWITT SERIES TRUST

Directors and Officers Information List (Unaudited)

Disinterested Trustees*

Name, Address, and Age	Position(s), Date of Election	Principal Occupations During Past 5 Years, Directorships Held
Don Hunt, age 66 860 N. Lakeshore Drive Chicago, IL 60611	Director, since July 7, 1998	President, ADA Financial Services, Inc. 1998 to 2000, Chairman and Director, ADA Business Enterprises, Inc., Director, Vision III Imaging, Inc.

John Oliverio, age 52 806 Ambriance Burr Ridge, IL 60527	Director, since July 7, 1998	Chief Executive Officer and Director, Wheaton Franciscan Services, Inc., Executive Vice President, Chief Operating Officer and Director, Wheaton Franciscan Services, Inc., Trustee, CCM Advisors Funds (7), Trustee, CCMA Select Investment Trust (1), Director, Franciscan Ministries, Inc., Director, United Health System, Director, Affinity Health System, Director, All Saints Health System, Director, Covenant Healthcare System.

Interested Trustees** and Officers

Name, Address, and Age	Position(s), Date of Election	Principal Occupations During Past 5 Years, Directorships Held
E. Scott Peterson, 51	Trustee**, since July 7, 1998	Consultant, Hewitt Associates LLC

Stacy L. Schaus, 44	President, since July 7, 1998	Chief Operating Officer, Hewitt Financial Services LLC; Consultant, Hewitt Associates LLC, 1989 to present

Peter E. Ross, 45	Chief Compliance Officer, since August 25, 2004; Secretary, since July 7, 1998	Assistant Secretary and Chief Compliance Officer, Hewitt Financial Services LLC; Assistant Secretary, Hewitt Associates LLC; Consultant and Attorney, Hewitt Associates LLC

Anthony P. Sartori, 44	Treasurer and Chief Financial Officer, since March, 2000	Treasurer and Chief Financial Officer Hewitt Financial Services LLC; Accounts Receivable Manager, Hewitt Associates LLC

Each Trustee oversees 2 funds within the fund complex.

*	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act.

**	Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act, because of his or her affiliation with Hewitt Associates LLC, an affiliate of the distributor of the Fund’s shares.

MONEY MARKET MASTER PORTFOLIO

December 31, 2004

Schedule of Investments

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—11.03%
Abbey National Treasury Services PLC
1.33%, 02/10/05	$40,000,000	$39,999,341
BNP Paribas (New York)
1.42%, 01/07/05	25,000,000	24,999,957
First Tennessee Bank N.A.
2.29%, 01/10/05	50,000,000	50,000,000
Societe Generale
1.79%, 05/10/05	30,000,000	29,997,889
2.32%, 12/31/05	100,000,000	100,000,000
Svenska
Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,992,477
1.63%, 04/27/05	35,000,000	34,997,781
1.72%, 05/05/05	25,000,000	24,998,732
Toronto-Dominion Bank
1.34%, 02/10/05	30,000,000	29,999,506
UBS AG
1.41%, 01/07/05	40,000,000	39,999,902
1.91%, 05/11/05	25,000,000	24,998,228
2.32%, 01/07/05	100,000,000	100,000,083
US Bank N.A.
1.20%, 03/28/05	10,000,000	9,998,599
Washington Mutual Bank
2.27%, 02/02/05	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $609,982,495)		609,982,495

COMMERCIAL PAPER—13.01%
CAFCO LLC
2.24%, 01/21/05(1)	50,000,000	49,937,778
Chariot Funding LLC
2.32%, 01/12/05(1)	50,000,000	49,964,556
Citigroup Global Markets Holdings Inc.
2.30%, 02/01/05	100,000,000	99,801,944
CRC Funding LLC
2.26%, 02/03/05(1)	50,000,000	49,896,417
Delaware Funding Corp.
2.30%, 01/05/05(1)	51,091,000	51,077,943
Edison Asset Securitization
2.24%, 02/02/05(1)	100,000,000	99,800,889
2.26%, 05/04/05(1)	75,000,000	74,420,875
Grampian Funding LLC
2.27%, 02/01/05(1)	50,000,000	49,902,264
HBOS Treasury Services PLC
2.33%, 01/28/05	$145,000,000	$144,746,613
New Center Asset Trust
2.26%, 02/02/05(1)	50,000,000	49,899,556

TOTAL COMMERCIAL PAPER (Cost: $719,448,835)		719,448,835

MEDIUM-TERM NOTES—4.30%
Beta Finance Inc.
1.45%, 01/12/05(1)	25,000,000	24,999,439
2.68%, 11/15/05(1)	50,000,000	49,991,067
CIT Equipment Collateral
2004-VT1 Class A-1
1.12%, 03/20/05	2,786,168	2,786,168
Dorada Finance Inc.
1.48%, 01/18/05(1)	25,000,000	24,999,614
K2 USA LLC
1.46%, 01/12/05(1)	25,000,000	24,999,439
2.43%, 08/01/05(1)	20,000,000	19,997,701
Links Finance LLC
1.30%, 03/08/05(1)	40,000,000	39,997,461
Sigma Finance Inc.
1.48%, 04/15/05(1)	50,000,000	49,963,380

TOTAL MEDIUM-TERM NOTES (Cost: $237,734,269)		237,734,269

TIME DEPOSITS—10.07%
Branch Banking & Trust
2.16%, 01/03/05	256,906,000	256,906,000
Citibank N.A.
2.16%, 01/03/05	75,000,000	75,000,000
Societe Generale
2.16%, 01/03/05	125,000,000	125,000,000
UBS AG
2.19%, 01/03/05	100,000,000	100,000,000

TOTAL TIME DEPOSITS (Cost: $556,906,000)		556,906,000

VARIABLE & FLOATING RATE NOTES—47.12%
American Express Centurion Bank
2.28%, 09/01/05	50,000,000	50,012,751
2.36%, 04/15/05	100,000,000	99,985,205
2.37%, 01/28/05	50,000,000	50,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2004

Schedule of Investments—Continued

Security	Face Amount	Value
ASIF Global Financing
2.41%, 01/23/06(1)	$75,000,000	$74,993,033
Bank of Nova Scotia
2.45%, 03/04/05	85,000,000	85,009,194
Bear Stearns Companies Inc. (The)
2.46%, 09/16/05	100,000,000	100,000,000
Beta Finance Inc.
2.44%, 03/15/05(1)	25,000,000	25,004,122
Capital One Auto Finance
Trust Series 2004-B
Class A-1
2.37%, 10/17/05	35,233,173	35,233,173
Chase Manhattan Bank USA
2.34%, 01/13/05	50,000,000	50,000,000
Commodore CDO Ltd.
2003-2A
Class A1MM
2.55%, 12/12/05(1)	25,000,000	25,000,000
DEPFA Bank PLC
2.47%, 09/15/05	100,000,000	100,000,000
Dorada Finance Inc.
2.38%, 09/15/05(1)	82,000,000	82,004,569
2.45%, 01/28/05(1)	50,000,000	50,003,265
Goldman Sachs Group Inc. (The)
2.39%, 07/29/05(1)	50,000,000	50,000,000
2.47%, 02/23/05	50,000,000	50,000,000
HBOS Treasury Services PLC
2.55%, 01/24/06(1)	50,000,000	50,000,000
JP Morgan Securities Inc.
2.45%, 04/15/05	100,000,000	100,000,000
K2 USA LLC
2.33%, 06/10/05(1)	50,000,000	49,996,918
LEEK Series 14A
Class A1
2.41%, 01/21/05(1)	79,380,000	79,380,000
Links Finance LLC
2.37%, 07/26/05(1)	25,000,000	24,995,779
2.39%, 10/17/05(1)	65,000,000	65,003,993
2.42%, 07/29/05(1)	50,000,000	50,007,095
Merrill Lynch & Co. Inc.
2.24%, 02/17/05	100,000,000	99,994,471
Metropolitan Life Insurance Funding Agreement
2.15%, 07/18/05(1)	$25,000,000	$25,000,000
2.20%, 07/25/05(1)	50,000,000	50,000,000
Morgan Stanley
2.44%, 05/04/05	40,000,000	40,037,541
2.52%, 08/15/05	25,000,000	25,023,238
National City Bank
2.22%, 08/02/05	50,000,000	49,987,271
Nationwide Building Society
2.58%, 01/27/06(1)	100,000,000	100,000,000
Permanent Financing
No.4 Series 1 Class A
2.32%, 03/10/05	125,000,000	125,000,000
Permanent Financing
No.5 Series 1 Class A
2.35%, 06/10/05	40,000,000	40,000,000
Sigma Finance Inc.
2.04%, 01/25/05(1)	75,000,000	74,999,015
2.35%, 07/15/05(1)	25,000,000	24,995,981
2.35%, 11/18/05(1)	70,000,000	69,981,481
Strips III LLC
2.47%, 07/25/05(1)	34,657,653	34,657,653
Travelers Insurance Co. Funding Agreement
2.28%, 02/04/05(1)	50,000,000	50,000,000
2.41%, 08/19/05(1)	50,000,000	50,000,000
Wachovia Asset Securitization Inc.
Series 2004-HM1A
Class A
2.41%, 01/25/05(1)	100,000,000	100,000,000
Wachovia Asset Securitization Inc.
Series 2004-HM2A
Class AMM
2.40%, 01/25/05(1)	100,000,000	100,000,000
Westpac Banking Corp.
2.45%, 01/11/06	70,000,000	70,000,000
Whistlejacket Capital LLC
2.32%, 12/08/05(1)	30,000,000	29,995,796
Winston Funding Ltd.
2.16%, 01/23/05(1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: fv$2,606,301,544)		2,606,301,544

MONEY MARKET MASTER PORTFOLIO

December 31, 2004

Schedule of Investments—Continued

Security	Face Amount	Value
REPURCHASE AGREEMENTS—14.28%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 12/31/04, due 01/03/05, with a maturity value of $40,007,600 and an effective yield of 2.28%.(2)	$40,000,000	$40,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 12/31/04, due 01/03/05, with a maturity value of $500,095,000 and an effective yield of 2.28%.(2)	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 12/31/04, due 01/03/05, with a maturity value of $40,007,667 and an effective yield of 2.30%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 12/31/04, due 01/03/05, with a maturity value of $50,009,542 and an effective yield of 2.29%.(2)	50,000,000	50,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 12/31/04, due 01/03/05, with a maturity value of $40,007,600 and an effective yield of 2.28%.(2)	$40,000,000	$40,000,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 12/31/04, due 01/03/05, with a maturity value of $80,015,200 and an effective yield of 2.28%.(2)	80,000,000	80,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 12/31/04, due 01/03/05, with a maturity value of $40,007,667 and an effective yield of 2.28%.(2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $790,000,000)		790,000,000

TOTAL INVESTMENTS IN SECURITIES—99.81% (Cost: $5,520,373,143)		5,520,373,143

Other Assets, Less Liabilities—0.19%		10,452,681

NET ASSETS—100.00%		$5,530,825,824

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

December 31, 2004

Portfolio Allocation (Unaudited)

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$2,606,301,544	47.13%
Repurchase Agreements	790,000,000	14.28
Commercial Paper	719,448,835	13.00
Certificates of Deposit	609,982,495	11.03
Time Deposits	556,906,000	10.07
Medium-Term Notes	237,734,269	4.30
Other Net Assets	10,452,681	0.19

TOTAL	$5,530,825,824	100.00%

This table is not part of the financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

ASSETS
Investments in securities, at amortized cost which approximates value (Note 1)	$4,730,373,143
Repurchase agreements, at value and cost (Note 1)	790,000,000
Cash	865
Receivables:
Interest	10,451,816

NET ASSETS	$5,530,825,824

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2004

NET INVESTMENT INCOME
Interest	$78,280,001

Total investment income	78,280,001

EXPENSES (Note 2)
Investment advisory fees	5,385,266

Total expenses	5,385,266
Less investment advisory fees waived	(2,694,437)

Net expenses	2,690,829

NET INVESTMENT INCOME	75,589,172

REALIZED GAIN (LOSS)
Net realized loss	(3,023)

Net realized loss	(3,023)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,586,149

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$75,589,172	$48,736,227
Net realized gain (loss)	(3,023)	120,352

Net increase in net assets resulting from operations	75,586,149	48,856,579

Interestholder transactions:
Contributions	27,939,964,264	13,745,249,528
Withdrawals	(27,213,733,782)	(12,953,858,697)

Net increase in net assets resulting from interestholder transactions	726,230,482	791,390,831

Increase in net assets	801,816,631	840,247,410
NET ASSETS:
Beginning of year	4,729,009,193	3,888,761,783

End of year	$5,530,825,824	$4,729,009,193

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1.	Significant Accounting Policies

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Under MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount using a constant yield to maturity method.

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends,

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS—Continued

gains or losses of the Master Portfolio for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2004, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial statement purposes.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolio as of December 31, 2004 were fully collateralized by U.S. Government and Agency obligations as follows:

Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Banc of America Securities LLC Tri-Party	6.00%	8/1/34	$40,800,000
Bank of America N.A. Tri-Party	5.50	9/1/34	510,000,000
Credit Suisse First Boston Tri-Party	4.22 - 5.90	7/1/31 - 10/1/34	40,803,127
Goldman Sachs Tri-Party	5.50	9/1/34	51,000,001
JP Morgan Chase & Co. Tri-Party	3.55 - 6.57	5/1/22 - 8/1/35	40,804,080
Lehman Brothers Tri-Party	2.75 - 8.50	12/1/8 - 8/1/36	81,603,127
Merrill Lynch Tri-Party	3.13 - 4.12	8/1/22 - 8/1/40	40,798,360

2.	Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2004, BGFA waived $2,694,437 in investment advisory fees for the Master Portfolio.

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS—Continued

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2004, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Ratio of expenses to average net assets	0.05%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees	0.10%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	1.40%	1.15%	1.80%	3.66%	6.43%
Ratio of net investment income to average net assets prior to waived fees	1.35%	n/a	n/a	n/a	n/a
Total return	1.39%	1.16%	1.84%	4.23%	6.52%

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Master Portfolio at December 31, 2000 and for the year then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

San Francisco, California

February 11, 2005

MASTER INVESTMENT PORTFOLIO

TRUSTEE INFORMATION—UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of MIP also serves as a Trustee for BGIF and oversees 27 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 125 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, CA 94105. Additional information about the Master Portfolio’s Trustees may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
Lee T. Kranefuss,* 1961	Trustee since November 16, 2001, President and Chief Executive Officer	Chief Executive Officer of Intermediary Investor Business of Barclays Global Investors, N.A. (“BGI”).	Trustee of BGIF; Director, iShares, Inc. (since June 18, 2003); Trustee, iShares Trust (since June 18, 2003).

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer	Chief Operating Officer of Intermediary Investor Business of BGI (since 2004); Director of Mutual Fund Delivery of Intermediary Investor Business of BGI (2000-2004); Head of Operations, BGI Europe (1997-2000).	None.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
Mary G. F. Bitterman, 1944	Trustee since November 16, 2001	President, Osher Lifelong Learning Institutes, The Bernard Osher Foundation (since May 2004); President and Chief Executive Officer of The James Irvine Foundation (non- profit foundation) (2002-2003); President and Chief Executive Officer of KQED, Inc. (public television and radio) (1993-2002).	Trustee of BGIF; Director, Bank of Hawaii.

Jack S. Euphrat, 1922	Trustee since October 20, 1993	Private Investor.	Trustee of BGIF.

Richard K. Lyons, 1961	Trustee since November 16, 2001	Acting Dean and Professor, University of California, Berkeley: Haas School of Business; Sylvan Coleman Professor of Finance; Member, Council on Foreign Relations.	Trustee of BGIF; Director (Chairman), Matthews Asian Funds (oversees 6 portfolios); Director, iShares, Inc. (since 2001); Trustee, iShares Trust
(since 2001).

Leo Soong, 1946	Trustee since February 9, 2000	President of Trinity Products LLC (beverages); Managing Director of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	Trustee of BGIF; Vice Chairman of the California Pacific Medical Center; Director of the California State Automobile Association; Director of the American Automobile Association.

*	Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the Master Portfolio and the parent company of BGFA, the investment adviser of the Master Portfolio.

Item 2. Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer and senior financial officers (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the provisions of the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that John Oliverio, a member of its audit committee, qualifies as an “audit committee financial expert,” as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Oliverio is an independent trustee.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

$19,500 and $20,500 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)	Audit-Related Fees

$0 and $0 are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

$1,046,500 and $0 are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “investment adviser”) that are reasonably related to the performance of the audit of the registrant’s financial statements, are not reported under paragraph (a) of this Item 4 and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4. These fees were for advisory services to Hewitt Associates Inc. for Section 404 of the Sarbanes-Oxley Act of 2002.

(c)	Tax Fees

$7,800 and $8,200 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning. These fees were for review of the registrant’s tax returns.

$87,200 and $0 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4. These fees related to services provided to Cyborg Systems, Inc involving a pre-acquisition (by Hewitt Associates Inc.) IRS audit and also Cyborg’s 2002 tax return filings. These services were contracted for prior to the acquisition by Hewitt Associates Inc. and performed and billed subsequent to the acquisition.

(d)	All Other Fees

$0 and $0 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of this Item 4.

$75,000 and $0 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4. These fees were for a licensing agreement allowing Hewitt Associates Inc. to access a PricewaterhouseCoopers LLP owned Saratoga Institute database of human capital metrics.

(e) (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement is waived for non-audit services if: (i) the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to its independent auditors during the fiscal year in which the non-audit services are provided; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser, where the nature of the services provided have a direct impact on the operations or financial reporting of the registrant; provided that the pre-approval requirement is waived for non-audit services if (i) the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Trust, Hewitt and any entity controlling, controlled by, or under common control with Hewitt that provides ongoing services to the Trust to its independent auditors during the fiscal year in which the non-audit services are provided that would have to be pre-approved; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the Committee by management and the Committee approves them (which may be by delegation) prior to the completion of the audit.

(2) 100% of the services provided to the registrant described in paragraphs (b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraph (e)(1) of this Item 4. For 2002, pre-approval by the audit committee was not applicable. For 2004, 0% of the services provided to the investment adviser described in paragraphs (b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraph (e)(1) of this Item 4.

(f) No disclosures are required by this Item 4(f).

(g) $7,800 and $8,200 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $1,208,700 and $0 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser.

(h) No disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a	)	(1)	Code of Ethics for Principal Executive And Senior Financial Officers (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

		(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b	)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hewitt Series Trust

By:	/s/ Stacy L. Schaus
Stacy L. Schaus President

Date March 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Stacy L. Schaus
Stacy L. Schaus President

Date March 4, 2005

By:	/s/ Anthony P. Sartori
Anthony P. Sartori Treasurer and Chief Financial Officer

Date March 4, 2005